Leases - Schedule of Amounts Recognized in Consolidated Statements of Loss in Addition to Depreciation (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Presentation of leases for lessee [abstract]
Interest expense	¥ 44	¥ 42	¥ 53
Expense relating to short-term leases (included in administrative expenses and research and development expenses)	12	45	98
Expense relating to leases of low-value assets that are not shown above as short-term leases (included in administrative expenses and research and development expenses)	58	30	58
Total interest expense amount recognized	¥ 114	¥ 117	¥ 209